CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 27,210	$ 23,448	$ 39,729	$ 44,187
Other comprehensive income (loss):
Foreign currency translation	(14,608)	7,846	(13,313)	8,193
Net unrealized gain (loss) from cash flow hedges	(745)	3,288	(3)	2,128
Total other comprehensive income (loss)	(15,353)	11,134	(13,316)	10,321
Total comprehensive income	$ 11,857	$ 34,582	$ 26,413	$ 54,508